Separate Accounts and Annuity Product Guarantees	12 Months Ended
Dec. 31, 2017
Separate Accounts and Annuity Product Guarantees

(12)	Separate Account and Annuity Product Guarantees
The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2017 and 2016:

•	100 stochastically generated investment performance scenarios.

•	Mean investment performance assumption of 6.5% in 2017 and 2016.

•	Volatility assumption of 13.4% in 2017 and 2016.

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For 2017 and 2016, the mortality assumption is based on the Annuity 2000 mortality table for all variable products. The past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors.

•	Lapse rates vary by contract type and duration. As of December 31, 2017 and 2016, spike rates could approach 60% and 40%, respectively, with an ultimate rate around 15%.

•	Discount rates vary by contract type and equal an assumed long-term investment return (see mean investment performance assumption above), less the applicable mortality and expense rate.

•	GMIB contracts contain a dynamic lapse assumption. For example, if the contract is projected to have a large additional benefit, then it becomes less likely to lapse.
The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2017 and 2016:

•	1000 stochastically generated investment performance scenarios.
•    Market volatility assumptions vary by fund type and grade from a current volatility number to long-term assumptions over one year as shown below:

	2017		2016
Fund index type	Current volatility	Long-term forward volatility	Current volatility	Long-term forward volatility
Large cap	13.4%	18.0%	16.3%	18.1%
Bond	3.4	3.9	3.4	3.9
International	13.7	21.2	16.8	21.4
Small cap	17.4	21.5	20.3	21.5

•
For 2017 and 2016, the mortality assumption is based on the Annuity 2000 mortality table for all variable products. The past mortality improvement is based on gender distinct mortality loads varying by attained age, and future mortality improvement factors are based on gender distinct projection scales varying by attained age and subject to grading factors.

•	Lapse rates vary by contract type and duration. As of December 31, 2017 and 2016, spike rates could approach 60% and 40%, respectively, with an ultimate rate around 15%.
Guaranteed minimum benefits for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2017			2016
	Account value	Net amount at risk	Weighted age (years)	Account value	Net amount at risk	Weighted age (years)
GMDB:
Return of premium	$2,108,179	1,143	64	1,816,268	7,444	63
Ratchet and return of premium	620,716	3,720	66	620,999	20,606	66
Reset	81,771	475	77	84,191	692	76
Total	$2,810,666	5,338		2,521,458	28,742
GMIB:
Return of premium	$6,632	113	69	7,717	133	68
Ratchet and rollup	116,275	16,403	66	128,150	25,900	65
Total	$122,907	16,516		135,867	26,033
GMAB:
Five years	$17,173	5	70	17,899	61	70
Target date retirement-7 year	42,606	12	65	44,589	69	64
Target date retirement-10 year	16,187	37	65	19,140	331	64
Target date with management levers	380,541	1,346	65	385,249	8,501	64
Total	$456,507	1,400		466,877	8,962
GMWB:
No living benefit	$61,262	—	68	61,926	—	68
Life benefit with optional reset	70,125	3,884	73	72,366	6,887	72
Life benefit with 8% rollup	27,283	4,380	72	28,562	6,286	70
Life benefit with management levers	1,461,444	214,731	62	1,386,689	265,514	61
Total	$1,620,114	222,995		1,549,543	278,687
The growth in account values has outpaced the growth in the net amount at risk in 2017 due to the increased market performance of the separate account.
At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2017	2016
Bond	$306,145	310,976
Domestic equity	1,211,424	1,179,744
International equity	63,486	61,096
Specialty	694,010	665,294
Money market	24,621	37,065
Other	776	1,401
Total	$2,300,462	2,255,576
The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in Account balances and future policy benefit reserves on the Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2015	$2,239	4,023	27,579	147,290	181,131
Incurred guaranteed benefits	528	(246)	(8,845)	(2,659)	(11,222)
Paid guaranteed benefits	(782)	(560)	(2,140)	—	(3,482)
Balance as of December 31, 2016	1,985	3,217	16,594	144,631	166,427
Incurred guaranteed benefits	260	(185)	(6,063)	(16,686)	(22,674)
Paid guaranteed benefits	(207)	(1,288)	(13)	—	(1,508)
Balance as of December 31, 2017	$2,038	1,744	10,518	127,945	142,245